Label	Element	Value
Grayscale Bitcoin Premium Income ETF | First American Government Obligations Fund - Class X [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	85.10%
Grayscale Bitcoin Premium Income ETF | Grayscale Bitcoin Trust ETF, Expiration: 12/19/2025; Exercise Price: $65.00 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	15.10%
Grayscale Bitcoin Premium Income ETF | Grayscale Bitcoin Trust ETF, Expiration: 07/18/2025; Exercise Price: $95.00 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.20%)
Grayscale Bitcoin Premium Income ETF | Money Market Funds [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	85.10%
Grayscale Bitcoin Premium Income ETF | Purchased Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	15.10%
Grayscale Bitcoin Premium Income ETF | Written Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.20%)